NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES (Detail Textuals)	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Aug. 29, 2014 USD ($) shares	Mar. 31, 2016 offices	Dec. 31, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Ownership percentage		100.00%			100.00%
Bargain purchase gain			$ 2,898,847	$ 2,898,847
Number of residential mortgage and commercial loan production offices operates | offices		7
Bank 1440
Schedule of Equity Method Investments [Line Items]
Amount of merger consideration	$ 9,600,000
Cash consideration	$ 3,800,000
Number of shares issued | shares	360,635
Value of shares issued	$ 5,800,000
Amount of assets received	88,300,000
Assumed liabilities	75,800,000
Increase in stockholders' equity	8,700,000
Bargain purchase gain	$ 2,900,000
AF Mutual Holding
Schedule of Equity Method Investments [Line Items]
Ownership percentage		54.70%			54.70%